Taxation (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Net operating loss from operations	$ 33,830	$ 25,571
Intangible assets	2,775	3,183
Accrued salary and benefits	5,366	4,538
Others	2,194	2,335
Total deferred tax assets	44,165	35,627
Less: Valuation allowance	(38,464)	(30,627)
Net deferred tax assets	5,701	5,000
Deferred tax liability
Related to acquired intangible assets	8,301	3,846
Withholding tax related to distribution of dividend	18,814	11,878
VAT refund	4,033	3,978
Net deferred tax liabilities	$ 31,148	$ 19,702